GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL.
Schedule of changes in the carrying amount of goodwill

	2014	2015
	RMB	RMB	US$
Balance as of January 1,	52,819	261,686	40,397
Goodwill acquired in business combinations (note 3)	210,152	348,910	53,862
Impairment of Goodwill	—	(23,746)	(3,665)
Foreign currency translation adjustments	(1,285)	26,370	4,071

Balance as of December 31,	261,686	613,220	94,665